Supplemental Cash Flow Information - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of cash flows, additional disclosures [Abstract]
Collateral held for letters of credit and corporate credit cards	$ 2.6	$ 3.4
Collateral held for international subsidiaries	0.1	0.1
Insurance coverage for company management	$ 45.1	$ 43.9